Note 2 - Basis of Presentation and Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Total	$ 166,560,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Year One	95,398,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, after Year One through Five	71,162,000
Tangible Asset Impairment Charges, Total	0
Income Tax Expense (Benefit), Total	$ 0		$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Operating Expense [Member]
Operating Lease, Expense	$ 988,000	$ 881,000
Other Cost and Expense, Operating	157,000	114,000
General and Administrative Expense [Member]
Operating Lease, Expense	18,000	7,000
Advertising Expense	$ 102,000	$ 37,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Tenants	2	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Tenants [Member]
Concentration Risk, Percentage	90.00%	90.00%
Prepaid Expenses and Other Assets [Member]
Deferred Offering Costs	$ 0		2,696,000
Deferred Rent Asset, Net, Current	$ 102,000		$ 103,000
Asset under Construction [Member] | Sugar Land Phase I Project [Member]
Property, Plant and Equipment, Useful Life (Year)	28 years
Equipment and Software [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Consolidated Subsidiaries [Member] | Sky Harbour LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%